Cover	Apr. 02, 2022
Cover [Abstract]
Entity Registrant Name	XERIANT, INC.
Entity Central Index Key	0001481504
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 02, 2022
Entity Ex Transition Period	false
Entity File Number	000-54277
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1790910
Entity Address Address Line 1	Innovation Centre 1
Entity Address Address Line 2	3998 FAU Boulevard, Suite 309
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
City Area Code	561
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	491-9595